UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Nippon Life Insurance Company
Address:              1-6-6 Marunouchi, Chiyoda-ku
                      Tokyo, Japan 100-8288

Form 13F File Number: 28-3746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Tetsuo Takashima
Title:                Chief Manager
Phone:                (81) 3 (5533) 1436

Signature, Place, and Date of Signing:

 /s/ Tetsuo Takashima              Tokyo, Japan               Feb. 08, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     84

Form 13F Information Table Value Total:     3,953,579
                                           (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: NIPPON LIFE INSURANCE COMPANY

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                                                                      Voting
  Name of                     Title of       CUSIP      Value       Amount and Type      Investment     Other        Authority
  Issuer                       Class         Number    ($1,000)       of Security        Discretion    Managers      (Shares)

                                                                 Shares or
                                                                 Principal   SH/ PUT/
                                                                  Amount     PRN CALL                           Sole   Shared  None

3M CO                         COM           88579Y101  19,704     233,680     SH          SOLE                   233,680
AKAMAI TECHNOLOGIES           COM           00971T101   8,929     258,060     SH          SOLE                   258,060
ALLSTATE CORP                 COM           020002101   9,838     188,350     SH          SOLE                   188,350
ALTRIA GROUP INC              COM           02209S103  19,811     262,120     SH          SOLE                   262,120
AMERICAN EXPRESS CO           COM           025816109   9,750     187,430     SH          SOLE                   187,430
AMERICAN INTL GROUP INC       COM           026874107   8,796     150,870     SH          SOLE                   150,870
AOL TIME WARNER INC           COM           00184A105  17,687   1,071,310     SH          SOLE                 1,071,310
APOLLO GROUP INC              CL A          037604105  16,431     234,230     SH          SOLE                   234,230
APPLE INC                     COM           037833100  38,236     193,033     SH          SOLE                   193,033
ARCHER DANIELS MIDLAND CO     COM           039483102  18,676     402,230     SH          SOLE                   402,230
AUTOMATIC DATA PROCESSING INC COM           053015103  11,883     266,860     SH          SOLE                   266,860
BANK OF AMERICA CORPORATION   COM           060505104  12,879     312,140     SH          SOLE                   312,140
CAMERON INTERNATIONAL CORP    COM           13342B105  15,396     159,940     SH          SOLE                   159,940
CARDINAL HEALTH INC           COM           14149Y108   6,789     117,560     SH          SOLE                   117,560
CHEVRONTEXACO CORP            COM           166764100  89,354     957,400     SH          SOLE                   957,400
CISCO SYS INC                 COM           17275R102  95,596   3,531,430     SH          SOLE                 3,531,430
CITRIX SYS INC                COM           177376100  14,403     378,920     SH          SOLE                   378,920
COACH INC                     COM           189754104  15,536     508,060     SH          SOLE                   508,060
COGNIZANT TECHNOLOGY SOLUTION CL A          192446102  15,586     459,230     SH          SOLE                   459,230
CONAGRA FOODS INC             COM           205887102  11,149     468,650     SH          SOLE                   468,650
CUMMINS INC                   COM           231021106  19,565     153,610     SH          SOLE                   153,610
CVS CORP                      COM           126650100  26,986     678,890     SH          SOLE                   678,890
DEERE & CO                    COM           244199105  23,818     255,780     SH          SOLE                   255,780
DEVON ENERGY CORP NEW         COM           25179M103  26,445     297,430     SH          SOLE                   297,430
DOMINION RES INC VA NEW       COM           25746U109  71,510   1,507,060     SH          SOLE                 1,507,060
EBAY INC                      COM           278642103   7,520     226,560     SH          SOLE                   226,560
EXELON CORP                   COM           30161N101 108,904   1,333,950     SH          SOLE                 1,333,950
EXXON MOBIL CORP              COM           30231G102 178,988   1,910,432     SH          SOLE                 1,910,432
FEDEX CORP                    COM           31428X106   7,307      81,950     SH          SOLE                    81,950
FIRSTENERY CORP               COM           337932107  21,897     302,690     SH          SOLE                   302,690
FRANKLIN RES INC              COM           354613101  20,456     178,760     SH          SOLE                   178,760
FREEPORT-MCMORAN COPPER & CO  CL B          35671D857  59,177     577,670     SH          SOLE                   577,670
GAP INC DEL                   COM           364760108  19,482     915,500     SH          SOLE                   915,500
GENERAL ELEC CO               COM           369604103 122,967   3,317,156     SH          SOLE                 3,317,156
GENZYME CORP                  COM GEN DIV   372917104  17,321     232,680     SH          SOLE                   232,680
GILEAD SCIENCES INC           COM           375558103  34,162     742,500     SH          SOLE                   742,500
GOLDMAN SACHS GROUP INC       COM           38141G104  37,896     176,220     SH          SOLE                   176,220
GOOGLE INC                    CL A          38259P508  82,238     118,930     SH          SOLE                   118,930
HALLIBURTON CO                COM           406216101  18,132     478,290     SH          SOLE                   478,290
HARTFORD FINL SVCS GROUP INC  COM           416515104  37,323     428,070     SH          SOLE                   428,070
HEWLETT PACKARD CO            COM           428236103  11,590     229,600     SH          SOLE                   229,600
INTEL CORP                    COM           458140100  38,742   1,453,190     SH          SOLE                 1,453,190
INTERNATIONAL BUSINESS MACHS  COM           459200101  17,312     160,144     SH          SOLE                   160,144
INTUIT                        COM           461202103  15,921     503,660     SH          SOLE                   503,660
JOHNSON & JOHNSON             COM           478160104 115,821   1,736,454     SH          SOLE                 1,736,454
JOHNSON CTLS INC              COM           478366107  40,637   1,127,550     SH          SOLE                 1,127,550
JP MORGAN CHASE & CO          COM           46625H100  36,701     840,797     SH          SOLE                   840,797
LEHMAN BROS HLDGS INC         COM           524908100 208,094   3,179,928     SH          SOLE                 3,179,928
LILLY ELI & CO                COM           532457108  40,856     765,230     SH          SOLE                   765,230
LOCKHEED MARTIN CORP          COM           539830109  17,076     162,230     SH          SOLE                   162,230
MARSH&MCLENNAN COS INC        COM           571748102 138,846   5,245,400     SH          SOLE                 5,245,400
MCDONALDS CORP                COM           580135101  10,729     182,130     SH          SOLE                   182,130
METLIFE INC                   COM           59156R108  32,882     533,620     SH          SOLE                   533,620
MICROSOFT CORP                COM           594918104 105,999   2,977,500     SH          SOLE                 2,977,500
MONSANTO CO NEW               COM           61166W101  14,997     134,270     SH          SOLE                   134,270
NATIONAL OIL WELL VARGO INC   COM           637071101   8,914     121,340     SH          SOLE                   121,340
NII HLDGS INC                 CL B NEW      62913F201   4,847     100,320     SH          SOLE                   100,320
NOBLE CORPORATION             SHS           G65422100   6,182     109,400     SH          SOLE                   109,400
NUANCE COMMUNICATIONS INC     COM           67020Y100   6,968     373,000     SH          SOLE                   373,000
OCCIDENTAL PETE CORP DEL      COM           674599105  38,207     496,260     SH          SOLE                   196,260
OMNICOM GROUP INC             COM           681919106  16,700     351,350     SH          SOLE                   351,350
PEPSICO INC                   COM           713448108 100,168   1,319,734     SH          SOLE                 1,319,734
PFIZER INC                    COM           717081103  12,024     529,004     SH          SOLE                   529,004
POLO RALPH LAUREN CORP        CL A          731572103   7,557     122,300     SH          SOLE                   122,300
PRAXAIR INC                   COM           74005P104  63,490     715,700     SH          SOLE                   715,700
PRINCIPAL FINANCIAL GROUP INC COM           74251V102 777,341  11,292,000     SH          SOLE                11,292,000
PROCTER & GAMBLE CO           COM           742718109  87,217   1,187,922     SH          SOLE                 1,187,922
PRUDENTIAL FINL INC           COM           744320102   8,808      94,670     SH          SOLE                    94,670
RESEARCH IN MOTION LTD        COM           760975102  21,117     212,670     SH          SOLE                   212,670
ROPER INDS INC NEW            COM           776696106  16,412     262,430     SH          SOLE                   262,430
SBC COMMUNICATIONS INC        COM           78387G103  54,234   1,304,946     SH          SOLE                 1,304,946
SOUTHERN CO                   COM           842587107  42,768   1,103,700     SH          SOLE                 1,103,700
TEXAS INSTRS INC              COM           882508104  33,387     999,600     SH          SOLE                   999,600
THERMO FISHER SCIENTIFIC INC  COM           883556102  39,443     683,820     SH          SOLE                   683,820
TRANSOCEAN SEDCO FOREX INC    ORD           G90078109  88,374     617,352     SH          SOLE                   617,352
UNITED STATES STL CORP NEW    COM           912909108   5,153      42,620     SH          SOLE                    42,620
UNITED TECHNOLOGIES CORP      COM           913017109  89,931   1,174,960     SH          SOLE                 1,174,960
VALERO ENERGY CORP NEW        COM           91913Y100  12,572     179,530     SH          SOLE                   179,530
VERIZON COMMUNICATIONS        COM           92343V104  39,853     912,170     SH          SOLE                   912,170
WAL MART STORES INC           COM           931142103  12,319     259,190     SH          SOLE                   259,190
WELLPOINT HEALTH NETWORK NEW  COM           94973H108  27,104     308,950     SH          SOLE                   308,950
WELLS FARGO & CO NEW          COM           949746101  29,532     978,220     SH          SOLE                   978,220
WYETH                         COM           983024100  33,355     754,807     SH          SOLE                   754,807
YUM BRANDS INC                COM           988498101  21,877     571,650     SH          SOLE                   571,650
                                                    3,953,579  70,664,949


